Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000106728 | SectorU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000106728 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000106728 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000106728 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000106728 | SectorNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000106728 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000106728 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000106728 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000106728 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000106728 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106728 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106728 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106728 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000106728 | SectorBanking & Finance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106728 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000106728 | SectorOther Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106728 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(30.20%)
C000106729 | SectorU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000106729 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000106729 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000106729 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000106729 | SectorNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000106729 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000106729 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000106729 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000106729 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000106729 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106729 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106729 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106729 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000106729 | SectorBanking & Finance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106729 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000106729 | SectorOther Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106729 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(30.20%)
C000106724 | SectorU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000106724 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000106724 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000106724 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000106724 | SectorNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000106724 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000106724 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000106724 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000106724 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000106724 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106724 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106724 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106724 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000106724 | SectorBanking & Finance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106724 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000106724 | SectorOther Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106724 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(30.20%)
C000106725 | SectorU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000106725 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000106725 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000106725 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000106725 | SectorNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000106725 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000106725 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000106725 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000106725 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000106725 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106725 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106725 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106725 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000106725 | SectorBanking & Finance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106725 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000106725 | SectorOther Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106725 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(30.20%)
C000154254 | China
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000154254 | India
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000154254 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000154254 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000154254 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000154254 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000154254 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000154254 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154254 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154254 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000154254 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000154254 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154254 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154254 | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000154254 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000154254 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000154250 | China
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000154250 | India
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000154250 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000154250 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000154250 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000154250 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000154250 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000154250 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154250 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154250 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000154250 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000154250 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154250 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154250 | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000154250 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000154250 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000154251 | China
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000154251 | India
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000154251 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000154251 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000154251 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000154251 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000154251 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000154251 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154251 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154251 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000154251 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000154251 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154251 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154251 | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000154251 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000154251 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000154268 | PIMCO RAE International Fund
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000154268 | PIMCO RAE Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000154268 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000154268 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154264 | PIMCO RAE International Fund
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000154264 | PIMCO RAE Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000154264 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000154264 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154265 | PIMCO RAE International Fund
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000154265 | PIMCO RAE Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000154265 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000154265 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154275 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000154275 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154275 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000154275 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000154275 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000154275 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000154275 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000154275 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000154275 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000154275 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000154275 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000154275 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000154275 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000154275 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000154275 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000154275 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000154271 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000154271 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154271 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000154271 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000154271 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000154271 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000154271 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000154271 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000154271 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000154271 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000154271 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000154271 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000154271 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000154271 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000154271 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000154271 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000154272 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000154272 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154272 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000154272 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000154272 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000154272 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000154272 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000154272 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000154272 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000154272 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000154272 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000154272 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000154272 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000154272 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000154272 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000154272 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000154282 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000154282 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000154282 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000154282 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000154282 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000154282 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000154282 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000154282 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154282 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154282 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000154282 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154282 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000154282 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154278 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000154278 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000154278 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000154278 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000154278 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000154278 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000154278 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000154278 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154278 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154278 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000154278 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154278 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000154278 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154279 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000154279 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000154279 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000154279 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000154279 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000154279 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000154279 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000154279 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154279 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154279 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000154279 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154279 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000154279 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154289 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000154289 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000154289 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000154289 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000154289 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000154289 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000154289 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000154289 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000154289 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000154289 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154289 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000154289 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000154289 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000154285 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000154285 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000154285 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000154285 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000154285 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000154285 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000154285 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000154285 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000154285 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000154285 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154285 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000154285 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000154285 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000154286 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000154286 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000154286 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000154286 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000154286 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000154286 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000154286 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000154286 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000154286 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000154286 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154286 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000154286 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000154286 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000182353 | China
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000182353 | India
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000182353 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000182353 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000182353 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000182353 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000182353 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000182353 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000182353 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000182353 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000182353 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000182353 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000182353 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000182353 | Poland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000182353 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000182353 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000182354 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000182354 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000182354 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000182354 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000182354 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000182354 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000182354 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000182354 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000182354 | France
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000182354 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000182354 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000182354 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000182354 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000182354 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000182354 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000182354 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000182355 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000182355 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000182355 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000182355 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000182355 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000182355 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000182355 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000182355 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000182355 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000182355 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000182355 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000182355 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000182355 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215599 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000215599 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000215599 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215599 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000215599 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000215599 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215599 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215599 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215599 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000215599 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000215599 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000215599 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000150047 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000150047 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000150047 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000150047 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000150047 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000150047 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000150047 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000150047 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000150047 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000150047 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150047 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000150047 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000150047 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150047 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150047 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000150043 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000150043 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000150043 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000150043 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000150043 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000150043 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000150043 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000150043 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000150043 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000150043 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150043 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000150043 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000150043 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150043 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150043 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000150054 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000150054 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000150054 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000150054 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000150054 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000150054 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000150054 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150054 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000150054 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000150054 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150054 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000150054 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000150054 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150054 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150054 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150050 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000150050 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000150050 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000150050 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000150050 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000150050 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000150050 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150050 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000150050 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000150050 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150050 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000150050 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000150050 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150050 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150050 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150061 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000150061 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000150061 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000150061 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000150061 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000150061 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000150061 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000150061 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000150061 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150061 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150061 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000150061 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000150061 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150061 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150057 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000150057 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000150057 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000150057 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000150057 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000150057 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000150057 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000150057 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000150057 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150057 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150057 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000150057 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000150057 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150057 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150068 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000150068 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000150068 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000150068 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150068 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000150068 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000150068 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150068 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000150068 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150068 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150068 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000150068 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000150068 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150068 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000150064 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000150064 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000150064 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000150064 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150064 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000150064 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000150064 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150064 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000150064 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150064 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150064 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000150064 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000150064 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150064 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000150075 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000150075 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000150075 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000150075 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150075 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150075 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150075 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150075 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000150075 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150075 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000150075 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000150075 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000150075 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150075 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000150071 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000150071 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000150071 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000150071 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150071 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150071 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150071 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150071 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000150071 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150071 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000150071 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000150071 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000150071 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150071 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000150082 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000150082 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000150082 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000150082 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150082 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150082 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150082 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150082 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000150082 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000150082 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000150082 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000150082 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000150082 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150082 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150082 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150078 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000150078 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000150078 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000150078 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150078 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150078 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150078 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150078 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000150078 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000150078 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000150078 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000150078 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000150078 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150078 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150078 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150089 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000150089 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150089 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000150089 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150089 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150089 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150089 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150089 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000150089 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000150089 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000150089 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000150089 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000150089 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000150089 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150089 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000150085 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000150085 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150085 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000150085 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150085 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150085 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150085 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150085 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000150085 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000150085 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000150085 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000150085 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000150085 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000150085 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150085 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215697 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000215697 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215697 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000215697 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215697 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215697 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215697 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215697 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000215697 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000215697 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215697 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000215697 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000215697 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000215697 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000215697 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000215695 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000215695 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215695 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000215695 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215695 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215695 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215695 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215695 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000215695 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000215695 | Vanguard Small-Cap Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215695 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000215695 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000215695 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000215695 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000215695 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000238901 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000238901 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238901 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238901 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238901 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238901 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238901 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238901 | Vanguard Developed Markets Index Fund 'Admiral'
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000238901 | Vanguard Emerging Markets Stock Index Fund 'Admiral'
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000238901 | Vanguard Small-Cap Index Fund 'Admiral'
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238901 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000238901 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000238901 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000238901 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000238901 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000238902 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000238902 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238902 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238902 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238902 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238902 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238902 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238902 | Vanguard Developed Markets Index Fund 'Admiral'
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000238902 | Vanguard Emerging Markets Stock Index Fund 'Admiral'
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000238902 | Vanguard Small-Cap Index Fund 'Admiral'
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238902 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000238902 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000238902 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000238902 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000238902 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000150033 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000150033 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000150033 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000150033 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000150033 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000150033 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000150033 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000150033 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000150033 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000150033 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150033 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000150033 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000150033 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150033 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150033 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150029 | Vanguard Institutional Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000150029 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000150029 | Vanguard Developed Markets Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000150029 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000150029 | PIMCO Long-Term Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000150029 | PIMCO Long-Term U.S. Government Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000150029 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000150029 | Vanguard Emerging Markets Stock Index Fund 'Institutional'
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000150029 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000150029 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150029 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000150029 | AssetMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000150029 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150029 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150029 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%